Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund - Class K6
Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	8.79%
Annual Return 2021	2.97%
Annual Return 2022	(11.49%)
Annual Return 2023	8.27%